Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share
Profit (loss) for the year attributed to Company's shareholders of continued operations	R$ 3,856,564	R$ (442,430)	R$ 2,995,338
Distribution of dividends attributable to priority	208,767		208,769
Distribution of 6% of unit value of common shares	273,827		273,824
Distribution of plus income, by class	3,373,970		2,512,745
Reconciliation of income available for distribution, by class (numerator)	R$ 3,856,564	R$ (442,430)	R$ 2,995,338
Weighted average number of shares, by class (denominator)	796,022,846	795,439,817	796,045,832
Preferred shares class "A"
Earnings per share
Distribution of dividends attributable to priority	R$ 208,416		R$ 208,409
Distribution of plus income, by class	1,458,165		1,085,974
Reconciliation of income available for distribution, by class (numerator)	R$ 1,666,581	R$ (191,208)	R$ 1,294,383
Weighted average number of shares, by class (denominator)	343,775,864	343,771,165	343,783,562
Profit (loss) per share (in R$)	R$ 4.8479	R$ (0.5562)	R$ 3.7651
Preferred shares class "B"
Earnings per share
Distribution of dividends attributable to priority	R$ 351		R$ 360
Reconciliation of income available for distribution, by class (numerator)	R$ 351		R$ 360
Weighted average number of shares, by class (denominator)	578,330		593,618
Profit (loss) per share (in R$)	R$ 0.6069		R$ 0.6065
Common shares
Earnings per share
Distribution of plus income, by class	R$ 1,915,805		R$ 1,426,771
Reconciliation of income available for distribution, by class (numerator)	R$ 2,189,632	R$ (251,222)	R$ 1,700,595
Weighted average number of shares, by class (denominator)	451,668,652	451,668,652	451,668,652
Profit (loss) per share (in R$)	R$ 4.8479	R$ (0.5562)	R$ 3.7651